Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenue	$ 40,143,151	$ 47,982,031	$ 30,703,960
Cost of revenue	(18,251,815)	(22,655,854)	(16,610,140)
Gross profit	21,891,336	25,326,177	14,093,820
Operating expenses
Selling expenses	(19,083,135)	(2,973,531)	(1,555,546)
General and administrative expenses	(2,602,624)	(3,296,844)	(1,703,424)
Research and development expenses	(7,644,375)	(5,465,662)	(583,125)
Total operating expenses	(29,330,134)	(11,736,037)	(3,842,095)
Income from operations	(7,438,798)	13,590,140	10,251,725
Other income (expenses)
Interest expense, net	(162,400)	(101,604)	(123,760)
Other income (expenses), net	48,940	(80,434)	(49,352)
Short-term investments (loss) income	(470,477)	239,549
Equity investment income	38,588	30,827	21,820
Total other (expense) income, net	(545,349)	88,338	(151,292)
(Loss) income before income tax provision	(7,984,147)	13,678,478	10,100,433
Income tax provision	(752,419)	(2,358,526)	(2,542,211)
Net (loss) income	(8,736,566)	11,319,952	7,558,222
Other comprehensive income (loss)
Foreign currency translation adjustment	(3,755,464)	1,193,369	860,623
Comprehensive (loss) income	$ (12,492,030)	$ 12,513,321	$ 8,418,845
Earnings per share
Earnings per share Basic (in Dollars per share)	$ (0.4)	$ 0.6	$ 0.47
Weighted average number of shares outstanding
Weighted average number of shares outstanding Basic (in Shares)	21,750,000	18,980,822	16,000,000